Note 8 - Debt, Credit Agreement and Leases - Debt Summary (Details) - Senior Notes [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Principal			$ 531,525
Unamortized discount/premium and issuance costs			(2,724)
Long-term debt			495,184
Total debt			528,801
The 2028 Senior Notes [Member]
Line of Credit Facility [Line Items]
Principal	$ 263,000	$ 263,000	475,000
Unamortized discount/premium and issuance costs	(927)	(1,053)	(2,816)
Long-term debt	$ 262,073	261,947	472,184
Total debt		$ 261,947	$ 472,184